INITIAL ADOPTION OF NEW STANDARDS	6 Months Ended
Jun. 30, 2016
Accounting Changes and Error Corrections [Abstract]
INITIAL ADOPTION OF NEW STANDARDS
NOTE 3          -      INITIAL ADOPTION OF NEW STANDRADS

A.	In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense.

The requirement to present debt issuance costs as a direct reduction of the related debt liability (rather than as an asset) is consistent with the presentation of debt discounts under US GAAP. In addition, it aligns the guidance in US GAAP with that in IFRS, under which transaction costs that are directly attributable to the issuance of a financial liability are treated as an adjustment to the initial carrying amount of the liability.

As a result of the retrospective adoption of ASU 2015-03 effective January 1, 2016, deferred financing costs of approximately $856 previously classified within long-term assets were reclassified to reduce the related debt liabilities as of December 31, 2015.

The Series Debentures G issuance expenses were deducted accordingly from the debt liability carrying amount.

B.
In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09, Compensation - Stock Compensation (Topic 718). This guidance identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows This guidance is effective for the annual reporting period beginning after December 15, 2016, including interim periods within that reporting period, with early adoption permitted. The Company has early adopted the update with the most significant area of change being the accounting for forfeitures, that, as of January 1, 2016, is accounted for on a gross basis and recognizes actual forfeitures as they occur. The update requires the adoption related to forfeitures be accounted for using the modified retrospective method where the effect of the change relating to previous years was to be recognized as an adjustment to the opening balance of retained earnings. The amount of the adjustment related to previous years is $1,306.